SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Apr. 30, 2026
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

Condensed balance sheets

	2026	2025	2024
ASSETS
Cash and cash equivalents	$73,305	$228,108	$-
Account receivables, net	20,000	408,600	-
Investments in trading securities	102,365	-	-
Amount due from a related party	256,410	-	-
Total current assets	$452,080	$636,708	$-

Non-current assets
Operating lease right-of-use assets, net	13,024	-	-
Deferred initial public offering costs	201,437	-	-
Investment in equity method investee	199,709	-	-
Investment in subsidiaries	353	234,899	240,500
Deferred tax assets	35,149	-	-
Total assets	$901,752	$871,607	$240,500

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Accrued expenses and other current liabilities	$114,487	$137,825	$67,500
Amount due to related parties	352,525	121,985	112,180
Amount due to subsidiaries	654	88,300	-
Tax payables	56,090	107,878	-
Contract liabilities	-	-	98,000
Operating lease liabilities	13,024	-	-
Total current liabilities	$536,780	$455,988	$277,680
Deferred tax liabilities	2,149	-	-
Total liabilities	$538,929	$455,988	$277,680

SHAREHOLDERS’ EQUITY (DEFICIT)
Class A Ordinary Shares	$90	$90	$90
Class B Ordinary Shares	110	110	110
Additional paid-in capital	83,812	49,800	49,800
Retained earnings (Accumulated deficit)	278,811	365,619	(87,180)
Total equity/(Shareholders’ deficit)	362,823	415,619	(37,180)

TOTAL EQUITY AND LIABILITIES	$901,752	$871,607	$240,500

Condensed Statements of Operation

	2026	2025	2024
Revenue	$1,518,796	$1,425,308	$-
Cost of revenue	(1,060,391)	(199,074)	(12,500)
Gross profit	458,405	1,226,234	(12,500)

Administrative expenses	(519,709)	(83,065)	(55,133)
Total operating expenses	(519,709)	(83,065)	(55,133)

Income (Loss) from operation	$(61,304)	$1,143,169	$(67,633)

Other income (expense)
Interest expenses	-	(15)	-
Other income	2,512	142	-
Equity in earnings of equity method investee	199,309	-	-
Unrealized gain on trading securities	35	-	-
Total other income (loss), net	$201,856	$127	$-
Equity in earnings (losses) of subsidiaries	(12,147)	(2,619)	(19,547)
Income (Loss) before taxes	128,405	1,140,677	(87,180)
Income tax expense (benefit)	84,788	(107,878)	-
Net income (loss) for the year	$213,193	$1,032,799	$(87,180)

Condensed Statements of Cash flows

	2026	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$213,193	$1,032,799	$(87,180)
Share of results of subsidiaries	12,147	2,619	19,547
Amortization of right-of-use assets	17,314	-	-
Allowance for expected credit loss	200,000	-	-
Equity in earnings of equity method investee	(199,309)	-	-
Realized gain on trading securities	(2,332)	-	-
Unrealized gain on trading securities	(35)	-	-
Deferred income tax, net	(33,000)
Changes in operating assets and liabilities:
Account receivables	188,600	(408,600)	-
Lease liabilities	(17,314)
Income taxes payables	(51,788)	107,878
Contract liabilities	-	(98,000)	98,000
Accrued expenses and other current liabilities	(23,338)	70,325	67,500
Net cash provided by operating activities	$304,138	$707,021	$97,867
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of trading securities	$(429,998)	$-	$-
Proceeds from disposal of trading securities	330,000	-	-
Investment in subsidiaries	-	91,282	(260,047)
Investment in equity method investee	(400)	-	-
Net cash provided by (used in) investing activities	$(100,398)	$91,282	$(260,047)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid	$(300,000)	$(580,000)	$-
Advance from a related party	142,894	9,805	162,180
Payments of offering costs related to IPO	(201,437)	-	-
Net cash (used in) provided by financing activities	$(358,543)	$(570,195)	$162,180
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(154,803)	228,108	-
Cash and cash equivalents at beginning of year	228,108	-	-

CASH AND CASH EQUIVALENTS AT END OF YEAR	$73,305	$228,108	$-

NOTES TO SCHEDULE I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of condensed consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries” and the subsidiaries’ profit or loss as “Equity in earnings (losses) of subsidiaries.” Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries in investment in and amount due from subsidiaries even though the parent company is not obligated to provide continuing support or fund losses.

3) For the years ended April 30, 2026, 2025 and 2024, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.